Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015
Goodwill [Roll Forward]
Balance at beginning of year	$ 132,381	$ 133,434
Goodwill, Acquired During Period	31,912	0
Foreign currency translation adjustment	(286)	(1,053)
Balance at end of year	164,007	132,381
Chili's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	93,984	95,037
Goodwill, Acquired During Period	31,912	0
Foreign currency translation adjustment	(286)	(1,053)
Balance at end of year	125,610	93,984
Maggiano's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	38,397	38,397
Goodwill, Acquired During Period	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	$ 38,397	$ 38,397